Environmental rehabilitation obligation funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 6,691	[1]	R 5,927		R 5,306
Assets acquired on acquisition of subsidiary	0		0		616
Assets derecognised with deemed disposal of interest in joint operation	0		0		(260)
Contributions made	158		273		185
Payments received	(19)		(24)		(322)
Interest income	417		404		339
Transfer to other financial assets	0		0		(22)
Fair value gain	5		(113)		108
Balance at end of the year	7,307		6,691	[1]	5,927
Restricted funds	2,457		2,134		1,850
Other funds	4,850		4,557		4,077
FVTPL
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	3,750		3,212
Balance at end of the year	3,915		3,750		3,212
Amortised cost
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	2,941		2,715
Balance at end of the year	3,392		2,941		2,715
Environmental rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value gain	63		112		80
Foreign currency translation	R (3)		R (1)		R 5

[1]	Amount for 31 December 2024 was revised (see note 16.2)